Accumulated Losses and Reserves	12 Months Ended
Jun. 30, 2022
Disclosure Of Reserves Within Equity [Abstract]
Accumulated Losses and Reserves

Note 23. Accumulated Losses and Reserves

	2022	2021	2020

	US$	US$	US$
(a) Movements in accumulated losses were as follows:
Balance at July 1	(124,123,982)	(78,779,486)	(67,656,287)
Net loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Balance at June 30	(216,941,353)	(124,123,982)	(78,779,486)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	1,085,411	551,409
Share-based payments reserve (ii)	8,466,706	4,087,650	3,116,080
Foreign translation reserve (iii)	20,089,163	20,089,163	5,827,605
Total reserves	29,641,280	25,262,224	9,495,094

(i) Movement in fair value of investments reserve:
Opening balance	1,085,411	551,409	517,700
Fair value on gains on investments in financial assets	—	469,767	41,098
Exchange on translation	—	64,235	(7,389)
Closing balance	1,085,411	1,085,411	551,409

(ii) Movement in share-based payments reserve:
Opening balance	4,087,650	3,116,080	2,401,769
Share-based payments expense	5,251,572	3,897,638	732,688
Exercise of options	(872,516)	(3,271,542)	(284,828)
Exchange on translation	—	345,474	266,451
Closing balance	8,466,706	4,087,650	3,116,080

(iii) Movement in foreign translation reserve:
Opening balance	20,089,163	5,827,605	6,257,941
(Gains)/loss on translation	—	14,261,558	(430,336)
Closing balance	20,089,163	20,089,163	5,827,605

(c) Nature and purpose of reserves

Fair value of investments reserve

This reserve records fair value changes on listed investments.

Share‑based payment reserve

This reserve is used to record the value of equity benefits provided to executives and employees as part of their remuneration.

Foreign currency translation reserve

The reserve records the value of foreign currency movements on translation of financial statements from A$ to US$